Supplement dated December 29, 2016
to the Class A shares’ Prospectus and Summary Prospectus, as supplemented, of each of the following funds:
Fund	Document Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Directional Alternatives Fund	10/3/16
Active Portfolios® Multi-Manager Growth Fund	8/1/16

Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund	10/1/16
(each a “Fund” and together the “Funds”)
Effective January 1, 2017, the following changes are made to the Funds' Class A Prospectus and Summary Prospectus:
In each Fund's Summary Prospectus, the last sentence in the section captioned Purchase and Sale of Fund Shares is hereby deleted and replaced as follows: There is a $100 minimum initial investment and no minimum additional investment.
In each Fund's Prospectus, the first sentence of the paragraph introducing the Share Class Features table in the section About Class A Shares is hereby deleted.
The minimum initial investment for Class A shares is reduced from $500 to $100.
Shareholders should retain this Supplement for future reference.
SUP000_00_040_(12/16)